Deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest Expense, Deposits [Abstract]
Interest bearing checking accounts	$ 478	$ 473	$ 448
Savings accounts	1,729	2,148	2,468
Time deposits and money market accounts	10,983	11,592	12,067
Total	13,190	14,213	$ 14,983
Maturity of Time Deposits [Abstract]
Under 1 year	652,270
1 to 2 years	392,618
2 to 3 years	15,849
3 to 4 years	1,585
4 to 5 years	4,474
Over 5 years	170
Total time deposits	1,066,966	1,159,463
Amount included in time deposits with balance in excess of $250,000	$ 136,800	$ 144,200